Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Emerging Growth Company

(c) Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Non-controlling interests

(a) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests represent a minority shareholder’s 40% and 40% ownership interest in Beijing Mofy and Xi’an Mofy as of September 30, 2023 and 2022, respectively.

Non-controlling interests are presented as a separate line item in the equity section of the Company’s Consolidated Balance Sheets and have been separately disclosed in the Company’s Consolidated Statements of Comprehensive Income (Loss) to distinguish the interests from that of the Company.

Use of estimates

(b) Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for doubtful accounts, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, uncertain tax position and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Cash	(c) Cash Cash includes cash on hand and demand deposits placed with commercial banks. The Company maintains most of the bank accounts in mainland China.
Investment, Policy [Policy Text Block]

(d) Short-term investments

Short-term investments consist of wealth management products issued by private equity fund. During the year ended September 30, 2023, the Company purchased certain wealth management products through private equity fund and accounted for such investments as “short-term investments” and measure the investments at fair value. The Company had a unrealized gain of $30,000 in investments for the year ended September 30, 2023.

Accounts receivable, net

(e) Accounts receivable, net

Accounts receivables are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer payment history, customer’s current credit-worthiness, and current economic trends. Accounts are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment, net

(f) Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. Depreciation expense was $514,161 and $27,852 for the years ended September 30, 2023 and 2022, respectively.

Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment	3 years
Leasehold improvement	Shorter of lease terms and estimated useful lives

Intangible assets, net

(g) Intangible assets, net

Intangible assets are digital assets acquired from third-party suppliers, which mainly includes 3D models with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic live.

Estimated useful lives are as follows:

Category	Estimated useful lives
Licensed digital assets	3-5 years

Impairment of long-lived assets other than goodwill

(h) Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When such events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended September 30, 2023 and 2022.

Fair value of financial instruments

(i) Fair value of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures, (‘‘ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, advances to vendors, prepaid expenses and other current assets, short-term bank loans, accounts payable, advance from customers, due to related parties, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

The following table presents the balance of assets measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3
As of September 30, 2023
Short-term investments	$—	$780,000	$—
Total	$—	$780,000	$—
	Level 1	Level 2	Level 3
As of September 30, 2022
Short-term investments	$—	$—	$—
Total	$—	$—	$—

Leases

(j) Leases

The Company accounted for leases in accordance with ASC Topic 842, Leases. The Company determines if an arrangement is a lease at inception. All the Company’s leases are operating leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease right-of-use assets are reviewed for impairment annually. There was no impairment for operating lease right-of-use lease assets for the years ended September 30, 2023 and 2022.

The Company elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

Revenue recognition

(k) Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective approach for the year ended September 30, 2020 and has elected to apply it retrospectively for the year ended September 30, 2019. In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps: (i) identify the contracts with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when, or as the entity satisfies a performance obligation.

The Company’s revenues are derived principally from virtual technology service, digital marketing and digital asset development and others. Value added taxes (“VAT”) are presented as a reduction of revenues.

Revenue from virtual technology service

The Company engages in virtual content production for visual effect in movies, television series, animations, games, advertisement, tourism, and augmented reality (“AR”) and virtual reality (“VR”) technology etc. The virtual content production contracts are primarily on a fixed price basis, which require the Company to perform services for visual effect design, content development, production and integration based on customers’ specific needs. The required production period is generally less than one year.

The virtual content production services are considered as a single performance obligation because the Company provides a significant service of integrating different services underlying each contract, which are highly interdependent and interrelated with one another. The Company currently does not have any modification of contract and the contracts currently do not have any variable consideration.

The customer of the virtual content production contract can only obtain control of the produced virtual content after the project is completed. The Company satisfy its performance obligation at a point in time only when it transfers the developed content to the customer. The virtual content are assets when they are developed by the Company. The Company can direct the use of the product and obtain substantially all of the remaining benefits of the asset. The customer can direct the use and obtain benefits of the assets only after the development completed and control transfer occurred from the Company upon acceptance by the customer. The customer does not simultaneously receive or consume the benefits provided by the Company’s performance as the Company performs. The customer can only benefit from the final output of the virtual content as delivered by the Company. The customer does not have control over the content as it is developed. The developed virtual content may be sold as digital assets by the Company and the payment collected in advance based on the contract upon each milestone would be refundable if the Company does not meet the customer’s needs or there is other default. Hence, none of the criteria of ASC 606-10-25-27 is met. Revenue from virtual content production is recognized at a point in time when the Company satisfies the performance obligation by transferring promised virtual content product upon acceptance by customers.

Revenue from digital marketing

The Company enters into two types of digital marketing contracts directly with customers. For one type of contracts, pursuant to which the Company provides advertisement production and promotion services to customers. The advertisements are in different format, including but not limited to short video, landing pages and static materials. The Company considers that both of the advertisement production and promotion services are highly interrelated and not separately identifiable. The Company’s overall promise represents a combined output that is a single performance obligation; there is no multiple performance obligations. The Company engages third-party advising distributor while providing the promotion services. The Company considers itself as principal of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for the production of content for advertisements and (ii) having latitude in select third party distributors for promotion and establish pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

Under a framework contract, the Company receives separate purchase orders from customers. Accordingly, each purchase order is identified as a separate performance obligation, containing a bundle of advertisements that are substantially the same and that have the same pattern of transfer to the customer. Where collectability is reasonably assured, revenue is recognized over the service period of the purchase order, which is based on specific action (i.e. cost per mille “CPM”) for online display.

The amount of the revenue is the gross billing charged to the customers. Revenue is recognized on a CPM basis as impressions or clicks are delivered through the Group’s display of the advertisements in accordance with the revenue contracts.

The Company entered into another type of contracts with advertisers during the fiscal year 2022. Pursuant to which, the Company earns net fees from advertisers by acting as an agent to purchase advertisement inventories and advertise services on behalf of the advertisers. The Company recognizes revenues over the contracted service period. The Company is not a principal in these arrangements as it does not obtain control of ad inventories or advertising services, and therefore recorded net revenues at the difference between the gross billing amount charged to the advertisers and the costs of purchasing ad inventories and advertising services.

Revenue from digital asset development and others

The Company enters into copyright licensing contracts to authorize production rights, adaption rights, sublicense rights of licensed copyrights and digital assets with entertainment production companies. The licensing provides customers the right to use the Company’s IP as it exists since neither the criteria as stated in ASC 610-10-55-62 is met. The specific licensed copyrights and digital assets authorized to customers are all developed IP, which are unique and do not require ongoing maintenance or effort from the Company to assure the usefulness of the license. The Company is entitled to receive the license fee under the licensing arrangements and does not have any future obligation once it has provided the underlying IP content to the licensee. The Company may use such authorized assets as a base model to produce new digital assets, however, these customers will not be contractually or practically required to use them. The revenue is recognized at a point in time when the licensed copyright and digital asset is made available for the customer’s use and benefit.

Disaggregation of revenue

The following table summarized disaggregated revenue for the years ended September 30, 2023, 2022 and 2021:

	For the Years Ended September 30,
	2023	2022	2021
	US$	US$	US$
Category of Revenue
Virtual technology service	$15,382,324	$12,536,957	$6,722,143
Digital marketing	—	632,070	6,191,046
Digital asset development and others	11,507,587	4,019,266	1,354,995
	$26,889,911	$17,188,293	$14,268,184
Timing of Revenue Recognition
Services transferred at a point in time	$26,889,911	$16,556,223	$8,077,138
Services transferred over time	—	632,070	6,191,046
	$26,889,911	$17,188,293	$14,268,184

Revenue recognized on gross basis	$26,889,911	$16,556,223	$14,268,184
Revenue recognized on net basis	—	632,070	—
	$26,886,911	$17,188,293	$14,268,184

Contract balance

The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. Payments received from its customers are based on the payment terms established in its contracts. Such payments are initially recorded to advance from customers and are recognized into revenue as the Company satisfies its performance obligations. As of September 30, 2023 and 2022, the balance of advance from customers amounted to $345,838 and $1,154,100, respectively. Substantially all of advance from customers will be recognized as revenue during the Company’s following fiscal year.

Cost of revenue

(l) Cost of revenue

Cost of revenues consists primarily of outsourcing content production cost, amortization cost of intangible assets, payroll and related costs for employees involved with the Company’s operations and product support, such as rental and depreciation expenses. These costs are charged to the consolidated statement of comprehensive income (loss) as incurred.

Selling expenses

(m) Selling expenses

Selling expenses consist primarily of promotion and advertising expenses, staff costs and other daily expenses which are related to the selling and marketing departments. These expenses are charged to the consolidated statement of comprehensive income (loss) as incurred.

General and administrative expenses

(n) General and administrative expenses

General and administrative expenses consist primarily of salaries and welfare expenses and related expenses for employees involved in general corporate functions, including accounting, legal and human resources; and costs associated with use by these functions of facilities and equipment, such as traveling and general expenses, professional service fees and other related expenses. These expenses are charged to the consolidated statement of comprehensive income (loss) as incurred.

Research and development expenses

(o) Research and development expenses

Research and development expenses consist primarily of employee salaries and benefits for research and development personnel, allocated overhead and outsourced development expenses. Cost incurred for the internally developed IP of virtual content, scripts and digital assets to be licensed or sold during the planning and designing stage are expensed when incurred and are included in the research and development expenses. Costs incurred in the development phase subsequent to establishing technological feasibility of such IP are capitalized. During the fiscal years ended September 30, 2023, 2022 and 2021, as no such costs qualified for capitalization, all of the cost incurred for the internally developed IP of virtual content, scripts and digital assets to be licensed or sold are expensed.

Income taxes

(p) Income taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain. The Company’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the years ended September 30, 2023, 2022 and 2021.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes”, prescribe a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Company and its wholly-owned subsidiaries to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs. ASC 740 also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. As of September 30, 2023 and 2022, there were $1,066,949 and $nil respectively of unrecognized tax benefits included in income tax payable that if recognized would impact the effective tax rate.. As of September 30, 2023, income tax returns for the tax years ended December 31, 2018 through December 31, 2022 remain open for statutory examination.

Value added tax (“VAT”)

(q) Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to value added tax (“VAT”) and related surcharges based on gross sales or service price depending on the type of services provided in the PRC (“output VAT”), and the VAT may be offset by VAT paid by the Company on service purchases (“input VAT”). The applicable rate of output VAT or input VAT for the Company is 6%. Gross sales or service price charged to customers is subject to output VAT at a rate of 6% and subsequently paid to PRC tax authorities after netting input VAT on purchases incurred during the period. The Company’s revenues are presented net of VAT collected on behalf of PRC tax authorities and its related surcharges; the VAT is not included in the consolidated statements of comprehensive income (loss). All of the VAT returns filed by the Company’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings (loss) per share

(r) Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing net income (loss) available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Potential ordinary share that has an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended September 30, 2023 and 2022, there were no dilutive shares.

Foreign currency translation and transactions

(s) Foreign currency translation and transactions

The reporting currency of the Company is U.S. dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using the Chinese Yuan (“RMB”), the local currency, as the functional currency. The Company’s consolidated financial statements have been translated into the reporting currency, US$. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity (deficit). Gains and losses from foreign currency transactions and balances are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	September 30, 2023	September 30, 2022
Year-end spot rate	7.2960	7.1135
	For the Years Ended September 30,
	2023	2022	2021
Average rate	7.0553	6.5532	6.5072

Segment reporting

(t) Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and the types of customers to help users of financial statements to better understand the Company’s performance, assess its prospects for future cash net cash flow and make more informed judgements about the Company in a whole.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.

Significant risks and uncertainties

(u) Significant risks and uncertainties

Currency convertibility risk

Substantially all of the Company’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentration and credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable.

The Company maintains certain bank accounts in the PRC, Hong Kong and Cayman. As of September 30, 2023 and 2022, cash balances in the PRC are $10,195,088 and $1,131,886, respectively. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB500,000 for one bank. Other than such deposit insurance mechanism, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash are financially sound based on public available information.

Accounts receivables are typically unsecured and derived from services rendered to customers that are located in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its accounts receivable with specific customers.

Major Customers

For the year ended September 30, 2023, one customer accounted for approximately 10% of total revenues. As of September 30, 2023, the balance due from four customers accounted for approximately 23%, 16%, 16% and 15% of the Company’s total accounts receivable, respectively.

For the year ended September 30, 2022, two customers accounted for approximately 20% and 17% of total revenues, respectively. As of September 30, 2022, the balance due from three customers accounted for approximately 42%, 24% and 21% of the Company’s total accounts receivable, respectively.

For the year ended September 30, 2021, three customers accounted for approximately 20%, 10% and 10% of total revenues, respectively.

Major Suppliers

For the year ended September 30, 2023, three suppliers accounted for approximately 23%, 13% and 12% of the total purchases, respectively. As of September 30, 2023, two suppliers accounted for approximately 26% and 21% of the Company’s accounts payable, respectively.

For the year ended September 30, 2022, four suppliers accounted for approximately 32%, 19%, 17% and 10% of the total purchases, respectively. As of September 30, 2022, three suppliers accounted for approximately 37%, 22% and 12% of the Company’s accounts payable, respectively.

For the year ended September 30, 2021, three suppliers accounted for approximately 24%, 12% and 10% of the total purchases, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Impact of COVID-19 Outbreak

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic — the first pandemic caused by a coronavirus. The outbreak has reached more than 160 countries, resulting in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans, intended to control the spread of the virus. The Chinese government has ordered quarantines, travel restrictions, and the temporary closure of stores and facilities. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions and temporarily closing businesses.

During the year ended September 30, 2023, COVID-19 has had limited impact on the Company’s operations. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures.

Recent accounting pronouncements

(v) Recent accounting pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses (Topic 326). The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after September 15, 2019 for issuers and September 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after September 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company will adopt this ASU on October 1, 2023 and expects that the adoption will not have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280)”. The amendment in this Update is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments also require a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measures of segment profit or loss in assessing segment performance and deciding how to allocate resources. For public entity with single reportable segment, the Update requires the entity to provide all the disclosures required by the amendments in the ASU and all existing segment disclosures in Topic 280. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company will adopt this ASU on October 1, 2024 and expects that the adoption will not have a material impact on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The Update requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income [or loss] by the applicable statutory income tax rate). The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company will adopt this ASU on October 1, 2026. The Company does not expect the adoption will have a material impact on the Company’s consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of comprehensive income and cash flows.